UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harvey Partners, LLC
Address:  	610 Fifth Avenue
                Suite 311
                New York, NY 10020

Form 13F File Number:   28-12901
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey C. Moskowitz
Title:    Managing Member
Phone:    (212) 782-3737

Signature, Place, and Date of Signing:

 /S/ Jeffrey C. Moskowitz                      New York, NY           2/14/11
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                          -----------------
Form 13F Information Table Entry Total:          58
                                          -----------------
Form 13F Information Table Value Total:   $    209,560
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                              Harvey Partners, LLC
                                   FORM 13F
                              AS OF DATE: 12/31/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR CORP                       COM              000361105     3694   134490 SH       SOLE                   134490        0        0
ACTUATE CORP                   COM              00508B102     4561   800100 SH       SOLE                   800100        0        0
AEROFLEX HLDG CORP             COM              007767106     7419   451000 SH       SOLE                   451000        0        0
AK STL HLDG CORP               COM              001547108     7612   465000 SH       SOLE                   465000        0        0
APPLIED MICRO CIRCUITS CORP    COM NEW          03822W406     2130   199408 SH       SOLE                   199408        0        0
AUDIOCODES LTD                 ORD              M15342104     3534   600000 SH       SOLE                   600000        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106      389    20000 SH       SOLE                    20000        0        0
CALAMP CORP                    COM              128126109      808   257364 SH       SOLE                   257364        0        0
CHART INDS INC                 COM PAR $.01     16115Q308     6351   188000 SH       SOLE                   188000        0        0
CVR ENERGY INC                 COM              12662P108    15560  1025000 SH       SOLE                  1025000        0        0
DANA HOLDING CORP              COM              235825205     3094   179775 SH       SOLE                   179775        0        0
DOUGLAS DYNAMICS INC           COM              25960R105     2197   145000 SH       SOLE                   145000        0        0
EASTMAN KODAK CO               CALL             277461909      313     6870 SH  CALL SOLE                     6870        0        0
ENERGYSOLUTIONS INC            COM              292756202      924   165800 SH       SOLE                   165800        0        0
ENPRO INDS INC                 COM              29355X107     7689   185000 SH       SOLE                   185000        0        0
ENTEGRIS INC                   COM              29362U104     6237   835000 SH       SOLE                   835000        0        0
ENTEROMEDICS INC               COM NEW          29365M208      947   307500 SH       SOLE                   307500        0        0
FSI INTL INC                   COM              302633102     1592   360160 SH       SOLE                   360160        0        0
GLOBALOPTIONS GROUP INC        COM NEW          37946D209     1775   710100 SH       SOLE                   710100        0        0
GRAFTECH INTL LTD              COM              384313102     4563   230000 SH       SOLE                   230000        0        0
GRAHAM CORP                    COM              384556106     2550   127500 SH       SOLE                   127500        0        0
GRANITE CONSTR INC             COM              387328107     4937   180000 SH       SOLE                   180000        0        0
GRANITE CONSTR INC             CALL             387328907      385     7700 SH  CALL SOLE                     7700        0        0
HILLENBRAND INC                COM              431571108     1821    87500 SH       SOLE                    87500        0        0
INTEGRATED DEVICE TECHNOLOGY   COM              458118106     5328   800000 SH       SOLE                   800000        0        0
INTEGRATED DEVICE TECHNOLOGY   CALL             458118906      551    10500 SH  CALL SOLE                    10500        0        0
INTERSIL CORP                  CL A             46069S109      605    39600 SH       SOLE                    39600        0        0
ISHARES TR                     PUT              464287955      363     2000 SH  PUT  SOLE                     2000        0        0
KNOT INC                       COM              499184109     4841   490000 SH       SOLE                   490000        0        0
KULICKE & SOFFA INDS INC       CALL             501242901      312     2400 SH  CALL SOLE                     2400        0        0
LANDEC CORP                    COM              514766104     4291   717500 SH       SOLE                   717500        0        0
LIBBEY INC                     COM              529898108     7890   510000 SH       SOLE                   510000        0        0
LOGMEIN INC                    COM              54142L109     5587   126003 SH       SOLE                   126003        0        0
MAGMA DESIGN AUTOMATION        COM              559181102     1503   300000 SH       SOLE                   300000        0        0
MATTSON TECHNOLOGY INC         COM              577223100     1365   455000 SH       SOLE                   455000        0        0
MINDSPEED TECHNOLOGIES INC     COM NEW          602682205     3059   501516 SH       SOLE                   501516        0        0
MONSANTO CO NEW                CALL             61166W901      278     1425 SH  CALL SOLE                     1425        0        0
ODYSSEY MARINE EXPLORATION I   COM              676118102     2919  1050000 SH       SOLE                  1050000        0        0
OIL DRI CORP AMER              COM              677864100     5534   257500 SH       SOLE                   257500        0        0
OWENS ILL INC                  CALL             690768903      256     2050 SH  CALL SOLE                     2050        0        0
PILGRIMS PRIDE CORP NEW        COM              72147K108     1241   175000 SH       SOLE                   175000        0        0
PILGRIMS PRIDE CORP NEW        CALL             72147K908      364     4500 SH  CALL SOLE                     4500        0        0
PULSE ELECTRONICS CORP         COM              74586W106     3990   750000 SH       SOLE                   750000        0        0
RESEARCH IN MOTION LTD         COM              760975102     2634    45309 SH       SOLE                    45309        0        0
ROGERS CORP                    COM              775133101     6694   175000 SH       SOLE                   175000        0        0
SANMINA SCI CORP               COM NEW          800907206      337    29336 SH       SOLE                    29336        0        0
SCHIFF NUTRITION INTL INC      COM              806693107     5448   600000 SH       SOLE                   600000        0        0
SILICON IMAGE INC              COM              82705T102     6689   910000 SH       SOLE                   910000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109     4267   114000 SH       SOLE                   114000        0        0
SUNCOR ENERGY INC NEW          COM              867224107     3561    93000 SH       SOLE                    93000        0        0
SUNOCO INC                     COM              86764P109     5577   138358 SH       SOLE                   138358        0        0
SUPERVALU INC                  CALL             868536903      248     4680 SH  CALL SOLE                     4680        0        0
TERRA NOVA RTY CORP            COM              88102D103     5467   700000 SH       SOLE                   700000        0        0
TESORO CORP                    COM              881609101     7138   385000 SH       SOLE                   385000        0        0
THESTREET COM                  COM              88368Q103     4072  1525000 SH       SOLE                  1525000        0        0
ULTRA CLEAN HLDGS INC          COM              90385V107     6098   655000 SH       SOLE                   655000        0        0
WESTERN REFNG INC              COM              959319104     9099   860000 SH       SOLE                   860000        0        0
WESTERN REFNG INC              CALL             959319904      872     6600 SH  CALL SOLE                     6600        0        0
